Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
SUMMARY OF CHANGES IN ACCOUNTING POLICIES
(A)	SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of amendments to standards became mandatory for the first time for the financial year beginning on 1 January 2026 and have not been listed in these unaudited condensed consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

FOREIGN CURRENCIES
(B)	FOREIGN CURRENCIES
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2026	31 December 2025	30 June 2026	30 June 2025

Argentine peso	1 482.53	1 459.80	-	-
Brazilian real	5.18	5.50	5.19	5.83
Canadian dollar	1.42	1.37	1.37	1.41
Chinese yuan	6.79	7.00	6.88	7.26
Colombian peso	3 441.78	3 749.18	3 682.52	4 201.57
Euro	0.88	0.85	0.85	0.92
Mexican peso	17.47	17.97	17.53	20.03
Peruvian sol	3.42	3.37	3.42	3.69
Pound sterling	0.76	0.74	0.74	0.77
South African rand	16.37	16.55	16.41	18.46
South Korean won	1 550.63	1 444.93	1 475.55	1 439.97
The company applies hyperinflation accounting for its Argentine subsidiaries. The 2026 results, restated for purchasing power, were translated at the June 2026 closing rate of
1 482.53
Argentine pesos per US dollar (2025 results were translated at the June 2025 closing rate of
1 193.35
Argentine pesos per US dollar).

RECENTLY ISSUED IFRS
(C)	RECENTLY ISSUED IFRS
IFRS 18 – Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18
Presentation and Disclosure in Financial Statements
, which replaces IAS 1
Presentation of Financial Statements
and introduces new requirements aimed at improving comparability of financial performance reporting and enhancing the transparency of the information provided to users. IFRS 18 is effective for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The standard is to be applied retrospectively.
IFRS 18 impacts the presentation of the statement of profit or loss and the statement of cash flows with new subtotals, while not affecting the company’s total profit or the total net change in cash and cash equivalents. It introduces new requirements to:

•	present specified categories, with the introduction of new operating, investing and financing categories, and defined subtotals in the statement of profit or loss;

•	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and

•	strengthen the principles of aggregation and disaggregation across primary statements and notes.
The company anticipates that the adoption of the standard will primarily affect the presentation of the statement of profit or loss and the statement of cash flows, the disclosure of management performance measures, and the related note structure.
The company does not intend to early adopt IFRS 18 and is currently reviewing the impact on its consolidated financial statements. The company assessed that the main presentation change will be the reclassification of foreign exchange gains and losses and gains and losses on certain hedging instruments from finance income and expense per IAS 1 to operating profit per IFRS 18, when the underlying exposure being remeasured or hedged, relates to operating activities.